Risk and Capital Management - Summary of Position of Accounts Subject to Currency Risk (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of position of accounts subject to currency risk [Line Items]
Net exposure of financial instruments	R$ (15,125)	R$ 4,481
United States of America, Dollars
Disclosure of position of accounts subject to currency risk [Line Items]
Net exposure of financial instruments	(38,190)	(15,910)
Chile, Pesos
Disclosure of position of accounts subject to currency risk [Line Items]
Net exposure of financial instruments	7,647	7,159
Other [Member]
Disclosure of position of accounts subject to currency risk [Line Items]
Net exposure of financial instruments	R$ 15,418	R$ 13,232